Investments in Equity Investees - Summarized Statements of Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Summarized Statements of Operations
Total revenues	$ 202,047,000	$ 157,362,000
Interest income	1,982,000	1,031,000
Profit before taxation	(200,636,000)	(140,447,000)
Income tax expense	4,215,000	(1,859,000)
Net (loss)/income	(162,872,000)	(99,340,000)
Non-controlling interests	11,000	(3,057,000)
Net loss attributable to the Company	(162,861,000)	(102,397,000)
Eliminated amount of unrealized profits on sales	80,000	34,000
SHPL
Summarized Statements of Operations
Total revenues	212,413,000	180,413,000
Gross profit	165,208,000	138,979,000
Interest income	623,000	751,000
Profit before taxation	78,472,000	67,108,000
Income tax expense	(11,209,000)	(9,764,000)
Net (loss)/income	67,263,000	57,344,000
Net loss attributable to the Company	$ 67,263,000	$ 57,344,000
Preferential income tax rate (as a percent)	15.00%	15.00%
HBYS
Summarized Statements of Operations
Total revenues		$ 153,689,000
Gross profit		82,251,000
Interest income		66,000
Profit before taxation		33,397,000
Income tax expense		(4,807,000)
Net (loss)/income		28,590,000
Non-controlling interests		(14,000)
Net loss attributable to the Company		28,576,000
Other
Summarized Statements of Operations
Net (loss)/income	$ (5,000)	$ 79,000